FLEXSHARES® TRUST
FlexShares® US Quality Low Volatility Index Fund
FlexShares® Developed Markets ex‑US Quality Low Volatility Index Fund
FlexShares® Emerging Markets Quality Low Volatility Index Fund
FlexShares® Morningstar US Market Factor Tilt Index Fund
FlexShares® Morningstar Developed Markets ex‑US Factor Tilt Index Fund
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund
FlexShares® US Quality Large Cap Index Fund
FlexShares® STOXX® US ESG Select Index Fund
FlexShares® STOXX® Global ESG Select Index Fund
FlexShares® ESG & Climate US Large Cap Core Index Fund
FlexShares® ESG & Climate Developed Markets ex‑US Core Index Fund
FlexShares® ESG & Climate Emerging Markets Core Index Fund
FlexShares® Morningstar Global Upstream Natural Resources Index Fund
FlexShares® STOXX® Global Broad Infrastructure Index Fund
FlexShares® Global Quality Real Estate Index Fund
FlexShares® Real Assets Allocation Index Fund
FlexShares® Quality Dividend Index Fund
FlexShares® Quality Dividend Defensive Index Fund
FlexShares® Quality Dividend Dynamic Index Fund
FlexShares® International Quality Dividend Index Fund
FlexShares® International Quality Dividend Defensive Index Fund
FlexShares® International Quality Dividend Dynamic Index Fund
FlexShares® iBoxx 3‑Year Target Duration TIPS Index Fund
FlexShares® iBoxx 5‑Year Target Duration TIPS Index Fund
FlexShares® Disciplined Duration MBS Index Fund
FlexShares® Credit-Scored US Corporate Bond Index Fund
FlexShares® Credit-Scored US Long Corporate Bond Index Fund
FlexShares® High Yield Value-Scored Bond Index Fund
FlexShares® ESG & Climate High Yield Corporate Core Index Fund
FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund
SUPPLEMENT DATED SEPTEMBER 19, 2022 TO THE PROSPECTUS DATED MARCH 1, 2022, AS SUPPLEMENTED

1.	The following information is added to the section entitled “FUND SUMMARIES – FlexShares® ESG & Climate High Yield Corporate Core Index Fund – Principal Risks” beginning on page 202 of the Prospectus:
Seed Investor Risk is the risk that may result from NTI and/or its affiliates making payments to one or more investors to contribute seed capital to the Fund, such as an Authorized Participant, a market maker and/or another entity. Such payments may continue for a specified period of time and/or until a specified dollar amount is reached. Those payments will be made from the assets of NTI and/or its affiliates (and not the Fund). Seed investors may contribute all or a majority of the assets in the Fund. There is a risk that such seed investors may redeem their investments in the Fund, particularly after payments from NTI and/or its affiliates have ceased. As with redemptions by other large shareholders, redemptions by seed investors could have a significant negative impact on the Fund, including on the Fund’s liquidity and the market price of the Fund’s shares.

2.
The following information replaces the Liquidity Risk included in the section entitled “Additional Fund Information – Additional Information About the Funds’ Principal Risks” on page 242 of the Prospectus:

Liquidity Risk. To the extent a Fund invests in illiquid investments or investments that become illiquid, such investments may have a negative effect on the returns of the Fund because the Fund may be unable to sell the illiquid investments at an advantageous time or price. Liquid investments may become illiquid after purchase by a Fund, particularly during periods of market turmoil. Illiquid investments may be harder to value, especially in changing markets, and if a Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, or a redemption request by a large shareholder (such as a seed investor), and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, a Fund, due to limitations on investments in illiquid investments and/or purchasing and selling such investments, may be unable to achieve a high degree of correlation with the Fund’s Underlying Index. Additionally, in adverse market conditions, a Fund’s market price may begin to reflect illiquidity or pricing uncertainty of a Fund’s portfolio securities. This could lead to the Fund’s shares trading at a price that is higher or lower than the Fund’s NAV. At times, such differences may be significant.

3.
The following information is added to the section entitled “Additional Fund Information – Additional Information About the Funds’ Principal Risks” immediately after Securities Lending Risk on page 249 of the Prospectus:

Seed Investor Risk. NTI and/or its affiliates may make payments to one or more investors that contribute seed capital to a Fund, such as an Authorized Participant, a market maker and/or another entity. Such payments may continue for a specified period of time and/or until a specified dollar amount is reached. Those payments will be made from the assets of NTI and/or its affiliates (and not the Fund). Seed investors may contribute all or a majority of the assets in the Fund. There is a risk that such seed investors may redeem all or part of their investments in the Fund, particularly after payments from NTI and/or its affiliates have ceased. As with redemptions by other large shareholders, redemptions by seed investors could affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, accelerate the realization of taxable income and/or gains, and result in the Fund’s expenses being allocated over a smaller asset base. A large redemption may also have a material upward or downward effect on the market price of the Fund’s shares and result in wider bid‑ask spreads.

4.
The following information replaces the Large Shareholder Risk included in the section entitled “Additional Fund Information – Additional Information About the Funds’ Investments and Other Risks” beginning on page 253 of the Prospectus:

Large Shareholder Risk. Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of a Fund’s shares. In addition, a third-party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of a Fund would be maintained at such levels or that a Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on a Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a Fund’s listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.
To the extent a significant percentage of the shares of a Fund are owned or controlled by a small number of account shareholders (or a single account shareholder), including funds or accounts over which the Investment Adviser or an affiliate of the Investment Adviser has investment discretion, the Fund is subject to the risk that those shareholders may purchase or redeem Fund shares in significant amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Investment Adviser or an affiliate of the Investment Adviser and may adversely affect a Fund’s performance if the Investment Adviser is forced to sell portfolio securities or invest cash when the Investment Adviser would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of a Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains. In addition, a large redemption could result in each Fund’s current expenses being allocated over a smaller asset base, leading to an increase in such Fund’s gross expense ratio. Large purchases of a Fund’s shares may also adversely affect the Fund’s performance to the extent that a Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would to the extent that the Fund accepts cash for an order for the purchase of creation units of the Fund’s shares.
Please retain this Supplement with your Prospectus for future reference.

FLEXSHARES® TRUST

FlexShares® US Quality Low Volatility Index Fund

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund

FlexShares® Emerging Markets Quality Low Volatility Index Fund

FlexShares® Morningstar US Market Factor Tilt Index Fund

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

FlexShares® US Quality Large Cap Index Fund

FlexShares® STOXX® US ESG Select Index Fund

FlexShares® STOXX® Global ESG Select Index Fund

FlexShares® ESG & Climate US Large Cap Core Index Fund

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund

FlexShares® ESG & Climate Emerging Markets Core Index Fund

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

FlexShares® STOXX® Global Broad Infrastructure Index Fund

FlexShares® Global Quality Real Estate Index Fund

FlexShares® Real Assets Allocation Index Fund

FlexShares® Quality Dividend Index Fund

FlexShares® Quality Dividend Defensive Index Fund

FlexShares® Quality Dividend Dynamic Index Fund

FlexShares® International Quality Dividend Index Fund

FlexShares® International Quality Dividend Defensive Index Fund

FlexShares® International Quality Dividend Dynamic Index Fund

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

FlexShares® Disciplined Duration MBS Index Fund

FlexShares® Credit-Scored US Corporate Bond Index Fund

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

FlexShares® High Yield Value-Scored Bond Index Fund

FlexShares® ESG & Climate High Yield Corporate Core Index Fund

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund

SUPPLEMENT DATED SEPTEMBER 19, 2022 TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED MARCH 1, 2022, AS SUPPLEMENTED

1.	The following information replaces the last paragraph included in the section entitled “MANAGEMENT OF THE TRUST – PORTFOLIO MANAGERS – Material Conflicts of Interest” on page 91 of the SAI:

To the extent permitted by applicable law, the Investment Adviser and/or its affiliates may make payments to authorized dealers and other financial intermediaries, which may include those that act as Authorized Participants or market makers (“Intermediaries”), from time to time to promote the Funds. These payments may be made out of the Investment Adviser’s and/or its affiliates’ assets, or amounts payable to the Investment Adviser rather than as a separately identifiable charge to the Funds. These payments may compensate Intermediaries for, among other things: marketing the Funds; access to the Intermediaries’ registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; marketing support; contributing seed capital; and/or other specified services intended to assist in the distribution and marketing of the Funds. The payments may also, to the extent permitted by applicable regulations, contribute to various non-cash and cash incentive arrangements to promote certain products, as well as sponsor various educational programs, sales contests and/or, administrative services. Where Intermediaries contribute seed capital to a Fund, such payments may continue for a specified period of time and/or until a specified dollar amount is reached in that Fund. Intermediaries acting as seed investors may contribute all or a majority of the assets in a Fund. There is a risk that such seed investors may redeem their investments in a Fund, particularly after payments from the Investment Adviser and/or its affiliates have ceased. Such redemptions could have a significant negative impact on a Fund, including on its liquidity and the market price of its shares.

2.

The following information replaces the first paragraph included in the section entitled “PURCHASE AND REDEMPTION OF CREATION UNIT AGGREGATIONS – PURCHASE AND ISSUANCE OF CREATION UNIT AGGREGATIONS – Purchase Transaction Fee” beginning on page 107 of the SAI:

Purchase Transaction Fee. Purchasers of Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Investors who use the services of a broker, or other such intermediary, may be charged a fee for such services. A fixed purchase transaction fee payable to the Trust is imposed to compensate the Trust for the transfer and other transaction costs of a Fund associated with the issuance of Creation Units. The standard purchase transaction fee will be the same with respect to an order regardless of the number of Creation Units purchased. The Trust may from time to time waive the standard transaction fee, including in connection with an Authorized Participant’s investment of seed capital in a Fund. The Authorized Participant may also be required to pay an additional variable charge to compensate the Fund for certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from cash purchases of Creation Units (up to the maximum amount shown below). Where the Trust permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit Securities, the purchaser also will be assessed an additional variable transaction charge (up to the maximum amount shown below). To the extent the Fund cannot recoup the amount of transaction costs incurred in connection with a purchase, those transaction costs will be borne by the Fund’s shareholders and negatively affect the Fund’s performance. The purchase transaction fees for in-kind purchases and cash purchases (when available) are listed in the table below. This table is subject to revision from time to time.

3.

The following information replaces the last paragraph included in the section entitled “PURCHASE AND REDEMPTION OF CREATION UNIT AGGREGATIONS – PURCHASE AND ISSUANCE OF CREATION UNIT AGGREGATIONS – Redemption of Creation Units” on page 110 of the SAI:

Investors will bear the costs of transferring the Fund Securities from the Trust to their account on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. A fixed redemption transaction fee payable to the Trust also is imposed to offset transfer and other transaction costs that may be incurred by the relevant Fund. The standard redemption transaction fee will be the same with respect to an order regardless of the number of Creation Units redeemed. The Trust may from time to time waive the standard transaction fee, including in connection with an Authorized Participant’s redemption of seed capital invested in a Fund. The Authorized Participant may also be required to pay a variable transaction fee to compensate the relevant Fund for certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from cash redemptions of Creation Units (up to the maximum amount shown below). Where the Trust requires or permits an in-kind redeemer to substitute cash in lieu of receiving a portion of the Deposit Securities, the redeemer also will be assessed an additional variable transaction charge (up to the maximum amount shown below). To the extent the Fund cannot recoup the amount of transaction costs incurred in connection with a redemption, those transaction costs will be borne by the Fund’s remaining shareholders and negatively affect the Fund’s performance. The redemption transaction fee for redemptions in-kind and for cash and the additional variable charge for cash redemptions (when cash redemptions are available or specified) are listed in the table below.

Please retain this Supplement with your SAI for future reference.